GOODWILL AND OTHER INTANGIBLE ASSETS - GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Balance at the beginning of the period	$ 12,242	$ 150,771	$ 171,139
Impairment		(138,529)	(20,136)
Additions	10,733
Balance at the end of the period	22,975	12,242	150,771
Water Solutions
Goodwill
Balance at the beginning of the period		137,534	157,902
Impairment		(137,534)	(20,136)
Additions	10,733
Balance at the end of the period	10,733		137,534
Wellsite Completion and Construction Services
Goodwill
Balance at the beginning of the period	12,242	12,242	12,242
Balance at the end of the period	$ 12,242	12,242	12,242
Accommodations and Rentals
Goodwill
Balance at the beginning of the period		995	995
Impairment		$ (995)
Balance at the end of the period			$ 995